Leases - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Line Items]
Cash paid for operating lease liability	$ 0.2		$ 0.5			$ 0.6
ROU asset obtained in exchange for new operating lease liability						1.4
Rent expense	$ 0.1	$ 0.1	$ 0.4	$ 0.4		$ 0.6	$ 0.4
Original Operating Lease [Member]
Leases [Line Items]
Operating lease agreement, original date			2014-01		2014-01
Fifth Amended Operating Lease [Member]
Leases [Line Items]
Lease expiration date			Jun. 30, 2021		Jun. 30, 2021
Operating lease agreement, date of amendment			2017-12		2017-12
Operating lease, property description			The lease was last amended in December 2017 to extend the expiration date to June 30, 2021, with an option to extend the lease for two additional years. The Company did not assume the option to extend the lease term for two additional years in its determination of the lease term as the exercise of the option was not reasonably certain when the lease was last amended in December 2017.		The lease was last amended in December 2017 to extend the expiration date to June 30, 2021, with an option to extend the lease for two additional years. The Company did not assume the option to extend the lease term for two additional years in its determination of the lease term as the exercise of the option was not reasonably certain when the lease was last amended in December 2017.
Lessee, operating lease, existence of option to extend [true false]			true		true
Option to extend the lease			option to extend the lease for two additional years.		option to extend the lease for two additional years.
Operating lease, renewal term	2 years		2 years		2 years
Operating lease, remaining term			9 months			1 year 6 months